Other Financial Assets - Summary of Other Financial Assets (Detail) - CLP ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
OTHER FINANCIAL ASSETS
Financial assets at fair value with change in profit or loss, Current	$ 0	$ 0
Financial assets at fair value with change in other comprehensive income, Current	269,031	0
Hedging derivatives, Current	38,169,894	20,038,433
Non- hedging derivatives, Current	41,022
Financial assets measured at amortized cost, Current	84,580	82,127
Other current financial assets	38,564,527	20,523,276
Financial assets at fair value with change in profit or loss, Non-Current	0	6,353
Financial assets at fair value with change in other comprehensive income, Non-Current	2,326,484	2,595,342
Hedging derivatives, Non-Current		30,789,703
Non- hedging derivatives, Non-Current	36,086	402,716
Other non-current financial assets	$ 2,362,570	$ 33,391,398